Share capital and share based payments - Additional Information (Details)								12 Months Ended
	Jan. 02, 2024 share	Dec. 31, 2023 EUR (€) employee € / shares shares	Oct. 03, 2023 share	Jul. 06, 2023 share	Apr. 14, 2023 share	Nov. 07, 2022 shares	Jan. 03, 2022 shares	Dec. 31, 2023 EUR (€) shares action € / shares	Dec. 31, 2022 EUR (€) shares vestingKickers filingsAndApproval € / shares	Dec. 31, 2021 EUR (€) shares vestingKickers € / shares	Dec. 31, 2020 vestingKickers € / shares shares	Feb. 14, 2022 € / shares
Disclosure of changes in the share capital
Share capital		€ 4,043,732.85						€ 4,043,732.85	€ 4,011,000	€ 3,978,000
Par value per share (in EUR per share) | € / shares		€ 0.05						€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05
Total number of shares issued (in shares) | shares		80,874,653						80,874,653	80,226,164	79,556,722	79,000,952
Number of own shares (in shares) | shares		18,575						18,575
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | share					223,593
Expense from share-based payment transactions with employees								€ 4,256,000	€ 4,249,000	€ 2,617,000
Number of filing and approval of a biologic license application | filingsAndApproval									1
Share capital
Disclosure of changes in the share capital
Share capital		€ 4,043,733						4,043,733
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | share			128,061
AGA Perf Management 2018 / AGA Perf Employees 2018
Disclosure of changes in the share capital
Performance conditions threshold							55.00%
Expense from share-based payment transactions with employees								€ 0	€ 0	€ (232,000)
AGA Perf Employees 2018-1
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares							103,125
AGA Perf Management 2018-1
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares							110,000
AGAP Management 2017-1
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares								0	0	0
Expense from share-based payment transactions with employees								€ 0	€ 0	€ 71,000
AGA Perf Management 2019-1
Disclosure of changes in the share capital
Performance conditions threshold						50.00%
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares						171,550
AGAP Employee 2019 / AGAP Management 2019
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees								0	(181,000)	649,000
AGA Perf Employees 2020-1 / AGA Perf Management 2020
Disclosure of changes in the share capital
Number of vesting kickers | vestingKickers											2
Revenue from collaboration and licensing agreements, minimum accrual between attribution and definitive acquisition date								100,000,000
AGA Perf Employees 2020-1 / AGA Perf Management 2020 | Major ordinary share transactions
Disclosure of changes in the share capital
Free performances shares plans, performance (in percents)	20.00%
AGAP Employee 2020 / AGAP Management 2020
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees								€ 1,436,000	€ 1,738,000	€ 1,253,000
AGAP Employee 2020 / AGAP Management 2020 | Major ordinary share transactions
Disclosure of changes in the share capital
Free performances shares plans, performance (in percents)	20.00%
AGA Perf Employees 2020-1
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		85,230						85,230	0	0
AGA Perf Employees 2020-1 | Major ordinary share transactions
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | share	85,230
AGA Perf Management 2020-1
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		130,000						130,000	0	0
AGA Perf Management 2020-1 | Major ordinary share transactions
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | share	130,000
AGAP Employee 2021 / AGAP Management 2021
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees								€ 1,161,000	€ 1,577,000	€ 473,000
Number of vesting kickers | vestingKickers										2
AGA Bonus 2021-1
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares								125,748	125,748	0
Expense from share-based payment transactions with employees								€ 0	€ 0	€ 432,000
Percentge of annual variable compensation								50.00%
Percentage of premium increased								50.00%
Percentage of over performance								1
AGAP Employee 2022 / AGAP Management 2022
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees								€ 1,157,000	€ 46,000	0
AGA Bonus 2022-1
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares								128,061	0
Expense from share-based payment transactions with employees								€ 0	€ 499,000	€ 0
Percentge of annual variable compensation								50.00%
Percentage of premium increased								50.00%
Percentage of over performance								1
BSAAR
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares								47,100	750	230,000
Share-based payment transactions with employees, awards, expected term (year)								10 years
AGA New Members 2023-1
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares								0
Expense from share-based payment transactions with employees								€ 3,000
AGAP Employee 2023/ AGAP Management 2023
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees								33,000
Number of vesting kickers | vestingKickers									3
Revenue from collaboration and licensing agreements, minimum accrual between attribution and definitive acquisition date								€ 50,000,000
Implementation of environmental or social actions by employees | action								6
Common shares
Disclosure of changes in the share capital
Number of shares outstanding (in shares) | shares		80,860,563						80,860,563	80,212,069	79,542,627	78,986,490
Par value per share (in EUR per share) | € / shares		€ 0.05						€ 0.05
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | share				66,410	60,300
Common shares | Major ordinary share transactions
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | share	215,230
2016 free preferred shares
Disclosure of changes in the share capital
Par value per share (in EUR per share) | € / shares		€ 0.05						€ 0.05
Total number of shares issued (in shares) | shares		6,509						6,509
2017 free preferred shares
Disclosure of changes in the share capital
Number of shares outstanding (in shares) | shares		7,581						7,581
Par value per share (in EUR per share) | € / shares		€ 0.05						€ 0.05